Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
26.       Income Taxes:

The Company operates through its subsidiaries, which are subject to several tax jurisdictions, as follows:

a)	Marshall Islands

The Company is incorporated in the Marshall Islands. Under current Marshall Islands law, the Company is not subject to tax on income or capital gains.

b)	Republic of Liberia

The principal operating entity of the Company, AMP, is incorporated in the Republic of Liberia. Under regulations promulgated by the Liberian Ministry of Finance, because AMP is considered a non-resident domestic corporation, it is not required to pay any tax or file any report or return with the Republic of Liberia in respect of income derived from its operations outside of the Republic of Liberia. The Liberian Ministry of Justice has issued an opinion that these regulations are valid.

c)	Greece

AMP has a branch office established in Greece. Under the laws of Greece, and in particular Greek Law 3427/2005 which amended, replaced and supplemented provisions of Law 89/1967 as of January 1, 2006, AMP is taxed on a cost plus basis, 5% for the period 2006 to 2010 and 5.42% for the period 2011 to 2015, on expenses incurred by its branch office in Greece. AMP's income, as calculated by applying the 5% or 5.42% profit margin, as applicable, is subject to Greek corporate income tax at the rate of 24% for fiscal year 2010 and 20% for the fiscal year 2011 and 2012. All expenses to which the profit margin applies are deducted from gross income for Greek corporate income tax purposes. Furthermore, AMP is exempt from Greek other tax, charge or contribution in favor of the Greek State or any third-party, on income derived from all its transactions worldwide in petroleum products, lubricants and similar commodities, the object of which lies outside of Greece.

d)	United States

A foreign corporation which is engaged in a trade or business in the United States will be subject to corporate income tax and branch profits tax at a combined rate of up to 54.5% on its income which is effectively connected with its United States trade or business, or Effectively Connected Income.

Income from the sale of property outside the United States by a foreign corporation will be treated as Effectively Connected Income if the corporation has a fixed place of business in the United States to which such income is attributable, unless (1) the property is sold for use, consumption or disposition outside the United States, and (2) the taxpayer has a fixed place of business in a foreign country which materially participates in the sale.

While the Company has a place of business in the United States, the Company believes that none of its income would be treated as Effectively Connected Income under the rules discussed above. Specifically, the Company anticipates that (1) all of its sales of petroleum products will occur outside the United States; (2) such products will be sold for use, consumption or disposition outside the United States, and (3) one of the Company's foreign offices will materially participate in such sales. Therefore, the Company anticipates that none of its income will be subject to United States federal income tax on a net basis.

e)	Belgium

The Company has trade activities in Belgium through its subsidiary ABAS and its new acquisition of the Aegean NWE Business (Note 3), both incorporated in Belgium and subject to Belgian income taxes.

The components of the ABAS's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Current tax expense	(90)	(187)	(75)
Deferred tax benefit/ (expense)	1,450	547	(241)
Income tax benefit/ (expense)	1,360	360	(316)

Effective tax rate Reconciliation	(40.33%)	(31.72%)	80.00%

The reconciliation between the statutory tax benefit/ (expense) in Belgium on results of ABAS from continuing operations to the income tax benefit/ (expense) recorded in the financial statements is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax benefit/ (expense) on result before tax at statutory rate	1,386	366	(114)
Effect of permanent differences	(26)	(6)	(202)
Total tax benefit/ (expense) Reconciliation	1,360	360	(316)

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset are as follows:

	Year Ended December 31,
	2010	2011	2012
Deferred tax assets:
Carryforward of notional interest deduction	35	55	54
Tax carryforward losses	1,725	2,252	2,223
Investment tax incentive	458	458	447
Total deferred taxes, net	2,218	2,765	2,524

The components of the Verbeke Business' (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Current tax expense	(1,805)	(5,177)	(3,370)
Deferred tax expense	(85)	(225)	(187)
Income tax expense	(1,890)	(5,402)	(3,557)

Effective tax rate Reconciliation	31.85%	34.69%	34.32%

The reconciliation between the statutory tax expense in Belgium on income of Aegean NWE from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax on profit before tax at statutory rate	(1,902)	(5,090)	(3,472)
Effect of permanent differences	12	(312)	(85)
Total tax expense Reconciliation	(1,890)	(5,402)	(3,577)

Deferred income taxes are the result of provisions of the tax laws that either require or permit certain items of income or expense to be reported for tax purposes in different periods than they are reported for financial reporting. The tax effects of temporary differences that give rise to the deferred tax asset and liability are as follows:

	Year Ended December 31,
	2010	2011	2012
Deferred tax assets:
Tax carry forward losses	-	48	-
Total deferred tax assets, net	-	48	-

Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	2,669	2,906	3,045
Total deferred tax liabilities, net	2,669	2,906	3,045

In the accompanying balance sheets, the deferred income tax assets are included in the non-current assets of $2,813 and $2,524 as of December 31, 2011 and 2012, respectively. Deferred tax liabilities are presented in the non-current liabilities of $2,906 and $3,045 as at December 31, 2011 and 2012, respectively. Of the $2,524 income tax benefit at December 31, 2012 that are carryforwards, the $54 will expire in 2018, if unused. The remaining balance does not expire. As of and for the years ended December 31, 2011 and 2012, the Company has not recorded a valuation allowance.

f)	Canada

In July 2008, the Company completed the acquisition of ICS, a marine fuel logistics company incorporated in Canada.  ICS is subject to Canadian income taxes.

The components of ICS's (expense)/benefit for income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Current tax expense	(1,631)	(356)	(249)
Deferred tax expense	-	-	-
Income tax provision	(1,631)	(356)	(249)

Effective tax rate Reconciliation	16.68%	11.26%	11.28%

The reconciliation the statutory tax expense in Canada on income from continuing operations to the income tax expense recorded in the financial statements is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax on profit before tax at statutory rate	(2,631)	(884)	(616)
Effect of permanent differences	1,000	528	367
Total tax expense Reconciliation	(1,631)	(356)	(249)

g)	Other

Generally, under the laws of the countries of the vessel-owning companies' and the Manager's incorporation and/or vessels' registration, the vessel-owning companies and the Manager were not subject to tax on shipping income. However, the vessel-owning companies are subject to registration and tonnage taxes, which have been included in other operating expenses in the accompanying consolidated statements of income.

At December 31, 2012, the Company does not have any uncertain tax filing positions. As a result, the Company has included all of its tax benefits in its disclosure of future income tax assets and liabilities, as discussed above. There are no significant changes to this assessment of uncertain tax filing positions anticipated within the next 12 months.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. During the years ended December 31, 2011 and 2012, the Company did not recognize any interest or penalties.

The Company files income tax returns in the Canadian federal jurisdiction and various provincial jurisdictions, as well as the Belgian federal jurisdiction. In the normal course of business, the Company is subject to examination by taxing authorities. Open tax years in Canada range from 2008 to 2012 and in Belgium for ABAS from 2010 to 2012 and for Aegean NWE from 2010 to 2011. However, upon examination in subsequent years, if net operating loss carry forwards and tax credit carry forwards are utilized, the Canadian and Belgian jurisdictions can reduce net operating loss carry forwards and tax credit carry forwards utilized in the year being examined if they do not agree with the carry forward amount. As of December 31, 2012, the Company was not under audit in the Canadian or Belgian taxing jurisdictions.